UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   200 Park Avenue, Suite 3300
           --------------------------------------------------
           New York, New York 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     212 692-7696
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Charles Penner                New York, New York       February 12, 2007
------------------------   ------------------------------  ------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        94
                                               -------------

Form 13F Information Table Value Total:        $4,863,734
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                                                                                  VOTING AUTHORITY
                  NAME OF           TITLE                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER
                  ISSUER          OF CLASS       CUSIP    (X $1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
3COM CORP                            COM       885535104     45,211 11,000,200  SH                               SOLE
ACA CAPITAL HOLDINGS INC             COM       000833103      6,182    399,900  SH                               SOLE
ACCREDITED HOME LENDRS HLDG          COM       00437P107      4,513    165,000  SH                               SOLE
AERCAP HOLDINGS NV                   SHS       N00985106     16,319    704,000  SH                               SOLE
AGERE SYS INC                        COM       00845V308    101,967  5,319,100  SH                               SOLE
ALLIANCE ONE INTL INC                COM       018772103     12,935  1,832,200  SH                               SOLE
ALTRIA GROUP INC                     COM       02209S103    239,524  2,791,000  SH                               SOLE
AMERICA SVC GROUP INC                COM       02364L109     13,345    835,656  SH                               SOLE
AMERICAN ITALIAN PASTA CO           CL A       027070101     20,551  2,309,097  SH                               SOLE
AMERICAN ORIENTAL BIOENGR IN        CL A       028731107     10,049    861,100  SH                               SOLE
AMR CORP                             COM       001765106     30,956  1,024,000  SH                               SOLE
ARCADIA RES INC                      COM       039209101     25,108 15,235,396  SH                               SOLE
ATMEL CORP                           COM       049513104     38,099  6,297,376  SH                               SOLE
AXCAN PHARMA INC                     COM       054923107     12,775    897,140  SH                               SOLE
BAKBONE SOFTWARE INC                 COM       057101107      2,652  1,894,252  SH                               SOLE
BANK OF NEW YORK INC                 COM       064057102     50,342  1,278,700  SH                               SOLE
CHECK POINT SOFTWARE TECH LT         ORD       M22465104     97,066  4,428,201  SH                               SOLE
CHEMTRADE LOGISTICS INCOM FD         FD        16387P103      2,002    290,100  SH                               SOLE
CLAIRES STORES INC                   COM       179584107     58,671  1,770,400  SH                               SOLE
COMSTOCK RES INC                   COM NEW     205768203      4,898    157,700  SH                               SOLE
CONOCOPHILLIPS                       COM       20825C104    107,731  1,497,300  SH                               SOLE
CONTINENTAL AIRLS INC               CL B       210795308     15,102    366,100  SH                               SOLE
COPART INC                           COM       217204106     58,028  1,934,275  SH                               SOLE
COREL CORP NEW                       COM       21869X103      7,424    549,485  SH                               SOLE
CORNING INC                          COM       219350105     24,884  1,330,000  SH                               SOLE
CVS CORP                             COM       126650100    106,278  3,438,300  SH                               SOLE
DADE BEHRING HLDGS INC               COM       23342J206    133,357  3,349,835  SH                               SOLE
DANA CORP                            COM       235811106      1,970  1,417,350  SH                               SOLE
DG FASTCHANNEL INC                   COM       23326R109      8,204    608,600  SH                               SOLE
EGL INC                              COM       268484102     12,657    425,000  SH                               SOLE
EMBARQ CORP                          COM       29078E105    101,598  1,933,000  SH                               SOLE
EQUITABLE RES INC                    COM       294549100     55,820  1,337,000  SH                               SOLE
EXTREME NETWORKS INC                 COM       30226D106     16,076  3,836,662  SH                               SOLE
FEDERATED DEPT STORES INC DE         COM       31410H101    101,674  2,666,500  SH                               SOLE
FIDELITY NATL FINL INC               COM       316326107     39,475  1,653,037  SH                               SOLE
FIRST AMERN CORP CALIF               COM       318522307     50,797  1,248,700  SH                               SOLE
GEVITY HR INC                        COM       374393106     11,697    493,740  SH                               SOLE
GMX RES INC                          COM       38011M108      5,995    168,879  SH                               SOLE
GOTTSCHALKS INC                      COM       383485109      8,301    723,088  SH                               SOLE
GRIFFON CORP                         COM       398433102      8,349    327,400  SH                               SOLE
GRUPO AEROPORTUARIO DEL PAC      SPON ADR B    400506101    115,897  2,957,300  SH                               SOLE
HAYNES INTERNATIONAL INC NEW         COM       420877201     79,541  1,501,900  SH                               SOLE
HESS CORP                            COM       42809H107     52,335  1,055,785  SH                               SOLE
HOME DEPOT INC                       COM       437076102     69,191  1,722,900  SH                               SOLE
HOME DEPOT INC                      CALL       437076902      2,630      5,000  SH                               SOLE
HORIZON LINES INC                    COM       44044K101      6,333    234,900  SH                               SOLE
HOUSTON EXPL CO                      COM       442120101    213,898  4,130,900  SH                               SOLE
HUBBELL INC                         CL A       443510102      2,225     50,000  SH                               SOLE
HUBBELL INC                         CL B       443510201     11,981    265,000  SH                               SOLE
IDEARC INC                           COM       451663108    159,790  5,577,300  SH                               SOLE
IMCLONE SYS INC                      COM       45245W109      2,647     98,900  SH                               SOLE
INGERSOLL-RAND COMPANY LTD          CL A       G4776G101    155,761  3,980,600  SH                               SOLE
INGERSOLL-RAND COMPANY LTD          CALL       G4776G9AV         43      2,874  SH                               SOLE
INNOPHOS HOLDINGS INC                COM       45774N108     14,426    982,710  SH                               SOLE
INNOVA EXPLORATION LTD               COM       457683100      8,751  1,572,583  SH                               SOLE
INTERVOICE INC NEW                   COM       461142101      3,967    517,900  SH                               SOLE
ISLE OF CAPRI CASINOS INC            COM       464592104      1,861     70,000  SH                               SOLE
JDA SOFTWARE GROUP INC               COM       46612K108      4,406    320,000  SH                               SOLE
KANSAS CITY SOUTHERN               COM NEW     485170302     98,767  3,408,100  SH                               SOLE
KELLY SVCS INC                      CL A       488152208     15,409    532,450  SH                               SOLE
LENNOX INTL INC                      COM       526107107     72,717  2,375,389  SH                               SOLE
LMI AEROSPACE INC                    COM       502079106      8,086    522,367  SH                               SOLE
M & F WORLDWIDE CORP                 COM       552541104      4,378    173,300  SH                               SOLE
MAXIMUS INC                          COM       577933104     87,519  2,843,370  SH                               SOLE
MEDCO HEALTH SOLUTIONS INC           COM       58405U102     10,688    200,000  SH                               SOLE
MIRANT CORP NEW                      COM       60467R100    281,582  8,919,300  SH                               SOLE
NATURES SUNSHINE PRODS INC           COM       639027101      2,988    258,600  SH                               SOLE
NEENAH PAPER INC                     COM       640079109      4,087    115,700  SH                               SOLE
OPENWAVE SYS INC                   COM NEW     683718308     20,306  2,200,000  SH                               SOLE
PINNACLE GAS RESOURCES               COM       723464103      4,509    409,889  SH                               SOLE
PHOENIX COS INC NEW                  COM       71902E109      6,509    409,600  SH                               SOLE
PRG-SCHULTZ INTERNATIONAL IN       COM NEW     69357C503      5,253    656,563  SH                               SOLE
QLT INC                              COM       746927102     73,833  8,727,319  SH                               SOLE
QUALCOMM INC                         COM       747525103     51,017  1,350,000  SH                               SOLE
RCN CORP                           COM NEW     749361200     74,877  2,483,496  SH                               SOLE
SAIC INC                             COM       78390X101     41,004  2,304,900  SH                               SOLE
SILVERLEAF RESORTS INC               COM       828395103      7,193  1,609,100  SH                               SOLE
SITEL CORP                           COM       82980K107     45,056 10,677,665  SH                               SOLE
SIX FLAGS INC                        COM       83001P109     54,820 10,461,900  SH                               SOLE
SIX FLAGS INC                  NOTE 4.500% 4/1 83001PAJ8      1,785  1,700,000  SH                               SOLE
TD AMERITRADE HLDG CORP              COM       03074K100     62,299  3,850,400  SH                               SOLE
TENNECO INC.                         COM       880349105      2,440     98,700  SH                               SOLE
TIME WARNER INC                      COM       887317105    328,948 15,103,200  SH                               SOLE
TITAN INTL INC ILL                   COM       88830M102     90,651  4,498,800  SH                               SOLE
TRUMP ENTMT RESORTS INC              COM       89816T103     30,834  1,690,450  SH                               SOLE
UAL CORP                           COM NEW     90403T100     38,060    864,992  SH                               SOLE
UNISYS CORP                          COM       909214108     59,546  7,595,200  SH                               SOLE
U S AIRWAYS GROUP INC                COM       90341W108     45,541    845,700  SH                               SOLE
WARNER CHILCOTT LIMITED           COM CL A     G9435N108    111,868  8,094,638  SH                               SOLE
WESTERN UN CO                        COM       959802109    102,827  4,586,400  SH                               SOLE
WHIRLPOOL CORP                       COM       963320106    108,715  1,309,500  SH                               SOLE
WILLIAMS COS INC DEL                 COM       969457100    112,389  4,302,800  SH                               SOLE
WYNDHAM WORLDWIDE CORP               COM       98310W108     86,454  2,700,000  SH                               SOLE
YAHOO INC                            COM       984332106    136,514  5,345,100  SH                               SOLE
